Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 24,395	$ 12,402
Derivatives held for trading, Fair value liabilities	(22,440)	(13,449)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	11,554	5,712
Derivatives held for trading, Fair value liabilities	(12,381)	(7,567)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,516	1,888
Derivatives held for trading, Fair value liabilities	(2,572)	(1,835)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,532	1,000
Derivatives held for trading, Fair value liabilities	(1,071)	(723)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	891	678
Derivatives held for trading, Fair value liabilities	(1,296)	(498)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	651	496
Derivatives held for trading, Fair value liabilities	(807)	(549)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,251	2,628
Derivatives held for trading, Fair value liabilities	(4,313)	(2,277)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	24,395	12,402
Derivative assets held for trading, before netting	33,199	20,171
Less: netting by counterparty	(8,804)	(7,769)
Derivatives held for trading, Fair value liabilities	(22,440)	(13,449)
Derivative financial liabilities held for trading, before netting	(31,244)	(21,218)
Less: netting by counterparty	8,804	7,769
Net fair value	1,955	(1,047)
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	247	99
Derivatives held for trading, Fair value liabilities	(330)	(99)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	24,155	14,545
Derivatives held for trading, Fair value liabilities	(23,876)	(17,182)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	8,797	5,527
Derivatives held for trading, Fair value liabilities	(7,038)	(3,937)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	11,554	5,712
Derivative assets held for trading, before netting	18,893	12,369
Less: netting by counterparty	(7,339)	(6,657)
Derivatives held for trading, Fair value liabilities	(12,381)	(7,567)
Derivative financial liabilities held for trading, before netting	(19,720)	(14,224)
Less: netting by counterparty	7,339	6,657
Net fair value	(827)	(1,855)
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	207	63
Derivatives held for trading, Fair value liabilities	(281)	(57)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	17,161	11,418
Derivatives held for trading, Fair value liabilities	(18,116)	(13,646)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,525	888
Derivatives held for trading, Fair value liabilities	(1,323)	(521)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,516	1,888
Derivative assets held for trading, before netting	6,659	2,582
Less: netting by counterparty	(1,143)	(694)
Derivatives held for trading, Fair value liabilities	(2,572)	(1,835)
Derivative financial liabilities held for trading, before netting	(3,715)	(2,529)
Less: netting by counterparty	1,143	694
Net fair value	2,944	53
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	17	25
Derivatives held for trading, Fair value liabilities	(20)	(28)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,628	1,957
Derivatives held for trading, Fair value liabilities	(2,901)	(2,189)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,014	600
Derivatives held for trading, Fair value liabilities	(794)	(312)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,532	1,000
Derivative assets held for trading, before netting	1,737	1,145
Less: netting by counterparty	(205)	(145)
Derivatives held for trading, Fair value liabilities	(1,071)	(723)
Derivative financial liabilities held for trading, before netting	(1,276)	(868)
Less: netting by counterparty	205	145
Net fair value	461	277
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	19	4
Derivatives held for trading, Fair value liabilities	(22)	(4)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	935	631
Derivatives held for trading, Fair value liabilities	(702)	(575)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	783	510
Derivatives held for trading, Fair value liabilities	(552)	(289)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	891	678
Derivative assets held for trading, before netting	952	720
Less: netting by counterparty	(61)	(42)
Derivatives held for trading, Fair value liabilities	(1,296)	(498)
Derivative financial liabilities held for trading, before netting	(1,357)	(540)
Less: netting by counterparty	61	42
Net fair value	(405)	180
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4	6
Derivatives held for trading, Fair value liabilities	(7)	(8)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	289	298
Derivatives held for trading, Fair value liabilities	(915)	(251)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	659	416
Derivatives held for trading, Fair value liabilities	(435)	(281)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	651	496
Derivative assets held for trading, before netting	678	522
Less: netting by counterparty	(27)	(26)
Derivatives held for trading, Fair value liabilities	(807)	(549)
Derivative financial liabilities held for trading, before netting	(834)	(575)
Less: netting by counterparty	27	26
Net fair value	(156)	(53)
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	1
Derivatives held for trading, Fair value liabilities	0	(2)
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	77	139
Derivatives held for trading, Fair value liabilities	(437)	(305)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	601	382
Derivatives held for trading, Fair value liabilities	(397)	(268)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,251	2,628
Derivative assets held for trading, before netting	4,280	2,833
Less: netting by counterparty	(29)	(205)
Derivatives held for trading, Fair value liabilities	(4,313)	(2,277)
Derivative financial liabilities held for trading, before netting	(4,342)	(2,482)
Less: netting by counterparty	29	205
Net fair value	(62)	351
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	65	102
Derivatives held for trading, Fair value liabilities	(805)	(216)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,215	2,731
Derivatives held for trading, Fair value liabilities	$ (3,537)	$ (2,266)